SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
17.	SUBSEQUENT EVENTS
Financing Transactions—Committed Equity Financing
In July 2022, the Company entered into a common stock purchase agreement (the “Purchase Agreement”) and a Registration Rights Agreement (the “Registration Rights Agreement”) with B. Riley Principal Capital II, LLC (“B. Riley”). Pursuant to the Purchase Agreement, subject to the satisfaction of the conditions set forth in the Purchase Agreement, the Company will have the right to sell to B. Riley, up to $100.0 million of shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”), subject to certain limitations and conditions set forth in the Purchase Agreement, from time to time during the term of the Purchase Agreement. Sales of Common Stock pursuant to the Purchase Agreement, and the timing of any sales, are solely at the Company’s option, and the Company is under no obligation to sell any securities to B. Riley under the Purchase Agreement.
The per share purchase price that B. Riley is required to pay for shares of the Company’s Common Stock in a Purchase effected by the Company pursuant to the Purchase Agreement, if any, will be determined by reference to the volume weighted average price (“VWAP”) of the Common Stock, calculated in accordance with the Purchase Agreement, for the period (the “Purchase Valuation Period”) beginning at the official open (or “commencement”) of the regular trading session on Nasdaq on the applicable Purchase Date for such Purchase, and ending at the earliest to occur of (i) 3:59 p.m., New York City time, on such Purchase Date or such earlier time publicly announced by the trading market as the official close of the regular trading session on such Purchase Date, (ii) such time that the total aggregate number (or volume) of shares of Common Stock traded on Nasdaq during such Purchase Valuation Period (calculated in accordance with the Purchase Agreement) reaches the applicable share volume maximum amount for such Purchase (the “Purchase Share Volume Maximum”), calculated by dividing (a) the applicable Purchase Share Amount for such Purchase, by (b) 0.20, and (iii) such time that the trading price of a share of Common Stock on Nasdaq during such Purchase Valuation Period (calculated in accordance with the Purchase Agreement) falls below the applicable minimum price threshold for such Purchase specified by the Company in the Purchase Notice for such Purchase, or if the Company does not specify a minimum price threshold in such Purchase Notice, a price equal to 75.0% of the closing sale price of the Common Stock on the trading day immediately prior to the applicable Purchase Date for such Purchase (the “Minimum Price Threshold”), less a fixed 3.0% discount to the VWAP for such Purchase Valuation Period.
The net proceeds to the Company from sales that the Company elects to make to B. Riley under the Purchase Agreement, if any, will depend on the frequency and prices at which the Company sells shares of the Company’s Common Stock to B. Riley. The Company expects that any proceeds received by the Company from such sales to B. Riley will be used for general corporate purposes.
There are no restrictions on future financings, rights of first refusal, participation rights, penalties or liquidated damages in the Purchase Agreement or Registration Rights Agreement, other than a prohibition (with certain limited exceptions) on entering into specified “Variable Rate Transactions” (as such term is defined in the Purchase Agreement) during the term of the Purchase Agreement. Such transactions include, among others, the issuance of convertible securities with a conversion or exercise price that is based upon or varies with the trading price of the Company’s Common Stock after the date of issuance, or the Company’s effecting or entering into an agreement to effect an “equity line of credit” or other substantially similar continuous offering with a third party, in which the Company may offer, issue or sell Common Stock or any securities exercisable, exchangeable or convertible into Common Stock at a future determined price.
Under the applicable Nasdaq rules, in no event may the Company issue to B. Riley under the Purchase Agreement more than 70.3 million shares of Common Stock, which number of shares is equal to approximately 19.99% of the shares of the Common Stock outstanding immediately prior to the execution of the Purchase Agreement (the “Exchange Cap”), unless (i) the Company obtains stockholder approval to issue shares of Common Stock in excess of the Exchange Cap in accordance with applicable Nasdaq rules, or (ii) the average price per share paid by B. Riley for all of the shares of Common Stock that the Company directs B. Riley to purchase from the Company pursuant to the Purchase Agreement, if any, equals or exceeds $1.75 per share (representing the lower of the official closing price of the Company’s Common Stock on Nasdaq on the trading day immediately preceding the date of the Purchase Agreement and the average official closing price of the Company’s Common Stock on Nasdaq for the five consecutive trading days ending on the trading day immediately preceding the date of the Purchase Agreement, as adjusted pursuant to applicable Nasdaq rules). Moreover, the Company may not issue or sell any shares of Common Stock to B. Riley under the Purchase Agreement which, when aggregated with all other shares of Common Stock then beneficially owned by B. Riley and its affiliates (as calculated pursuant to Section 13(d) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and Rule
13d-3
thereunder), would result in B. Riley beneficially owning more than 4.99% of the outstanding shares of Common Stock.
The Purchase Agreement will automatically terminate on the earliest to occur of (i) the first day of the month next following the
24-month
anniversary of the Commencement Date (as such term is defined in the Purchase Agreement), (ii) the date on which B. Riley shall have purchased from the Company under the Purchase Agreement shares of Common Stock for an aggregate gross purchase price of $100.0 million, (iii) the date on which the Common Stock shall have failed to be listed or quoted on Nasdaq or another U.S. national securities exchange identified as an “eligible market” in the Purchase Agreement, (iv) the 30th trading day after the date on which the Company commences a voluntary proceeding or any third party commences a bankruptcy proceeding against the Company that is not discharged or dismissed prior to such trading day, and (v) the date on which a bankruptcy custodian is appointed for all or substantially all of the Company’s property or the Company makes a general assignment for the benefit of creditors.
The Company has the right to terminate the Purchase Agreement at any time after Commencement, at no cost or penalty, upon five (5) trading days’ prior written notice to B. Riley. B. Riley has the right to terminate the Purchase Agreement upon five (5) trading days’ prior written notice to the Company upon the occurrence of certain events set forth in the Purchase Agreement. The Company and B. Riley may also agree to terminate the Purchase Agreement by mutual written consent, provided that no termination of the Purchase Agreement will be effective until the fifth trading day immediately following the settlement date related to any pending purchase that has not been fully settled in accordance with the Purchase Agreement. Neither the Company nor B. Riley may assign or transfer their respective rights and obligations under the Purchase Agreement or the Registration Rights Agreement.
As consideration for B. Riley’s commitment to purchase shares of Common Stock at the Company’s direction upon the terms and subject to the conditions set forth in the Purchase Agreement, upon execution of the Purchase Agreement, the Company issued 0.6 million shares to B. Riley. In addition, the Company reimbursed $0.1 million of reasonable legal fees and disbursements of B. Riley’s legal counsel in connection with the transactions contemplated by the Purchase Agreement and the Registration Rights Agreement.

Financing Transactions—Amended Bridge Notes
In August 2022, we entered into two amended and restated bridge promissory notes, one in an aggregate principal amount of $60.0 million with B. Riley Commercial Capital, LLC (“B. Riley Commercial Capital”) and one in an aggregate principal amount of $15.0 million with an affiliate of B. Riley Commercial Capital (the “Amended Bridge Notes”). The Amended Bridge Notes amend the original notes having identical principal amounts to extend the maturity date from December 7, 2022 to June 1, 2023. The Amended Bridge Notes bear interest at a rate of 7% per annum. Under the terms of the modified agreement, $37.5 million of principal payments previously due in the second half of 2022 are now due in the first half of 2023.
The Amended Bridge Notes require the proceeds of (i) any equity issuances (other than issuances consummated for purposes of making tax payments in connection with the vesting of restricted stock and restricted stock units and equity line of credit under the Purchase Agreement (“ELOC”) sales), (ii) any secured debt incurred on or after April 7, 2022 (other than purchase money debt) in excess of $500 million and (iii) any ELOC sales in an amount equal to 25% of the net cash proceeds received from any such ELOC sale, in each case, to be applied by us to repay the outstanding principal amount of the Amended Bridge Notes.
The Amended Bridge Notes are unsecured and not guaranteed by any of our subsidiaries. We are subject to a quarterly financial reporting covenant and negative covenants restricting our ability to (i) merge or consolidate with any other person (subject to customary exceptions), (ii) make cash dividends or distributions with any material portion of the proceeds of the Amended Bridge Notes or any other debt, (iii) dispose of all or substantially all of the assets of Core Scientific, (iv) prepay contractually subordinated debt, (v) transact with affiliates (subject to customary exceptions) and (vi) modify or enter into any material contracts in a manner that would restrict us from making payments to the noteholders under the Amended Bridge Notes or require the net cash proceeds from an equity raise to be paid to any entity other than the noteholders under the Amended Bridge Notes. Upon the occurrence of certain events of default, our obligations under the Amended Bridge Notes may be accelerated. Such events of default include payment defaults under the Bridge Notes, covenant defaults and other customary defaults.
On August 1, 2022, the Company issued a total of 0.4 million shares of Common Stock to B. Riley Securities, Inc., an affiliate of B. Riley Commercial Capital, in satisfaction of an advisory fee for providing advisory services to the Company in connection with entering into the Amended Bridge Notes.
Customer Bankruptcy
In July 2022, Celsius Networks, the parent company of Celsius Mining LLC (“Celsius”), filed for voluntary relief under Chapter 11 of the Bankruptcy Code. Celsius is one of our two largest customers. As of June 30, 2022, we had $0.9 million due from Celsius that is presented within accounts receivable, net, of which $0.8 million was outstanding in July 2022 at the time of bankruptcy petition. Celsius may take actions in its Chapter 11 proceeding to terminate or renegotiate its agreements with us and/or seek to reduce our claims for services and damages to which we may be entitled. Our recovery on our claims will be subject to factors outside of our control.